Partners’ Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Partners’ Capital

13. Partners’ Capital

General: The Partnership’s Limited Partnership Agreement (the “Partnership Agreement”) requires that within 45 days after the end of each quarter, beginning with the quarter ending June 30, 2007, all of the Partnership’s available cash be distributed to unit holders.

Definition of Available Cash: Available Cash, for each fiscal quarter, consists of all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by our board of directors to:

•	provide for the proper conduct of the Partnership’s business (including reserves for future capital expenditures and for our anticipated credit needs);

•	comply with applicable law, any of the Partnership’s debt instruments, or other agreements; or

•	provide funds for distributions to the Partnership’s unit holders and to the general partner for any one or more of the next four quarters;

•	plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under our credit agreements and in all cases are used solely for working capital purposes or to pay distributions to partners subject to certain exceptions set forth in the Partnership Agreement.

General Partner Interest and IDRs: The general partner has a 1.77% interest in the Partnership (excluding treasury units) and holds the IDRs. In accordance with Section 5.2(b) of the Partnership Agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its general partner interest.

IDRs represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. According to the Partnership Agreement, as amended in 2014, the following table illustrates the percentage allocations of the additional available cash from operating surplus among the unit holders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unit holders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount per Unit,” until available cash from operating surplus the Partnership distributes reaches the next target distribution level, if any. The percentage interests shown for the unit holders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests shown below assume that the Partnership’s general partner maintains a 2% general partner interest and that it has not transferred its IDR.

	Total Quarterly	Marginal Percentage Interest in Distributions
	Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$1.6275	98%	2%
First Target Distribution	up to $1.6975	98%	2%
Second Target Distribution	above $1.6975 up to $1.8725	85%	15%
Third Target Distribution	above $1.8725 up to $2.0475	75%	25%
Thereafter	above $2.0475	65%	35%

Following the 2014’s annual general meeting, CGP unilaterally notified the Partnership that it has decided to waive its rights to receive quarterly incentive distributions between $1.6975 and $1.75. This waiver effectively increases the First Target Distribution and the lower band of the Second Target Distribution (as referenced in the table above) from $1.6975 to $1.75.

13. Partners’ Capital - Continued

Distributions of Available Cash from Operating Surplus: Our Partnership Agreement requires that we make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner assuming that the Partnership’s general partner maintains a 2% general partner interest:

•	first, 98% to all unit holders, pro rata, and 2% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and

•	thereafter, in the manner described in the above table.

Common Units

On September 3, 2021, the Partnership issued 1,153,846 common units as part of the consideration for the acquisition of the LNG/C Aristos I and the LNG/C Aristarchos (Notes 5, 6).

On January 25, 2021, the Partnership’s Board of Directors approved a unit repurchase plan for an amount of $30,000 to be used for repurchasing the Partnership’s common units over the period of up to two years (the ‘repurchase plan’). The Partnership may repurchase these units in the open market or in privately negotiated transactions, at times and prices that are considered to be appropriate by the Partnership. For the year ended December 31, 2021, the Partnership completed the repurchase of 382,250 units paying an average price per unit of $11.74 plus repurchasing expenses. These units are held as treasury units by the Partnership and the amount of $4,499 is recorded as a reduction in the Partnership’s Partners’ Capital.

During 2020, the Partnership issued the 445,000 units awarded in 2019 under its Omnibus Incentive Compensation Plan (Note 14).

On March 3, 2019 the board of directors of the Partnership approved a one for seven reverse unit split. Pursuant to the reverse split, every seven common units issued and outstanding as of March 27, 2019, the date of the reverse split, was converted into one common unit. The Partnership’s common units, immediately after the reverse split became effective, started trading on a split-adjusted basis on the Nasdaq Global Select Market.

The reverse split reduced the number of common units issued and outstanding from 127,246,692 to 18,178,100 common units and the number of general partner units issued and outstanding from 2,439,989 to 348,570 general partner units.

As of December 31, 2021 and 2020 our partners’ capital included the following units:

	As of December 31, 2021	As of December 31, 2020
Common units	19,394,696	18,623,100
General partner units	348,570	348,570
Treasury Units	382,250	—
Total partnership units	20,125,516	18,971,670